Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0001437204
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

Genworth Calamos Growth Fund
Investment Objective
Genworth Calamos Growth Fund (the "Fund") seeks long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Calamos Growth Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth Calamos Growth Fund		Service Shares	Institutional Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.69%	0.59%
Administrative Service Fees		0.25%	none
All Other Expenses		0.44%	0.59%
Total Annual Fund Operating Expenses		1.69%	1.34%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.23%)	(0.36%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.46%	0.98%
[1]	"Other Expenses" also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as "Acquired Fund Fees and Expenses." Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.90% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Calamos Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	149	510	896	1,979
Institutional Shares	100	389	700	1,581

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174.35% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities issued by U.S. companies.  The Fund's subadvisor invests using a growth style, and seeks out securities that, in the subadvisor's opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria.  The subadvisor uses quantitative screens to identify companies with high growth rates relative to their industry and screens for the ones whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital.  The subadvisor then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns.  The subadvisor utilizes risk management guidelines, with a focus on portfolio construction, including diversification and how individual securities may fit in the Fund's overall portfolio.

The Fund anticipates that substantially all of its portfolio will consist of equity securities of companies with large and mid-sized market capitalizations.  The subadvisor generally defines a large cap company to have a market capitalization in excess of  $25 billion and a mid-sized company to have a market capitalization from  $1 billion up to  $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

When buying and selling securities, the subadvisor focuses on the issuer's financial soundness, earnings and cash flow forecast and quality of management.  In constructing the Fund's portfolio, the subadvisor seeks to manage the risks of investing in stocks by using a "top-down approach" of diversification by industry and company and also by focusing on macro-level investment themes.  This approach emphasizes an analysis of the economic factors that may affect the performance of certain sectors or industries within the securities markets generally, and how those factors may, in turn, affect the prices of individual securities.  The subadvisor performs proprietary fundamental analysis in addition to relying upon information from outside sources

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Growth Investment Risk - The risk that the Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mid-Capitalization Risk - The risk that the Fund's investments in the securities of mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 21.08% 3rd Quarter 2010 Worst Quarterly Returns: -11.81% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns - Genworth Calamos Growth Fund	1 Year	Since Inception	Inception Date
Service Shares	25.03%	8.84%	Sep 4, 2008
Institutional Shares	25.66%	29.14%	Dec 9, 2009
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	6.20%	Sep 4, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Calamos Growth Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	510
5 Years	rr_ExpenseExampleYear05	896
10 Years	rr_ExpenseExampleYear10	1,979
Annual Return 2009	rr_AnnualReturn2009	50.35%
Annual Return 2010	rr_AnnualReturn2010	25.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.81%)
1 Year	rr_AverageAnnualReturnYear01	25.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008
Genworth Calamos Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	700
10 Years	rr_ExpenseExampleYear10	1,581
1 Year	rr_AverageAnnualReturnYear01	25.66%
Since Inception	rr_AverageAnnualReturnSinceInception	29.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Calamos Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Calamos Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth Calamos Growth Fund (the "Fund") seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.35%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities issued by U.S. companies.  The Fund's subadvisor invests using a growth style, and seeks out securities that, in the subadvisor's opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria.  The subadvisor uses quantitative screens to identify companies with high growth rates relative to their industry and screens for the ones whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital.  The subadvisor then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns.  The subadvisor utilizes risk management guidelines, with a focus on portfolio construction, including diversification and how individual securities may fit in the Fund's overall portfolio.

The Fund anticipates that substantially all of its portfolio will consist of equity securities of companies with large and mid-sized market capitalizations.  The subadvisor generally defines a large cap company to have a market capitalization in excess of  $25 billion and a mid-sized company to have a market capitalization from  $1 billion up to  $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

When buying and selling securities, the subadvisor focuses on the issuer's financial soundness, earnings and cash flow forecast and quality of management.  In constructing the Fund's portfolio, the subadvisor seeks to manage the risks of investing in stocks by using a "top-down approach" of diversification by industry and company and also by focusing on macro-level investment themes.  This approach emphasizes an analysis of the economic factors that may affect the performance of certain sectors or industries within the securities markets generally, and how those factors may, in turn, affect the prices of individual securities.  The subadvisor performs proprietary fundamental analysis in addition to relying upon information from outside sources

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Growth Investment Risk - The risk that the Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mid-Capitalization Risk - The risk that the Fund's investments in the securities of mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 21.08% 3rd Quarter 2010 Worst Quarterly Returns: -11.81% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010 )
Genworth Calamos Growth Fund | Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008

[1]	"Other Expenses" also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as "Acquired Fund Fees and Expenses." Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.90% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth PYRAMIS® Small/Mid Cap Core Fund (formerly, Genworth Columbia Mid Cap Value Fund)
Investment Objective
Genworth PYRAMIS® Small/Mid Cap Core Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth PYRAMIS Small/Mid Cap Core Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth PYRAMIS Small/Mid Cap Core Fund		Service Shares	Institutional Shares
Management Fees		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.74%	0.69%
Administrative Service Fees		0.25%	none
All Other Expenses		0.49%	0.69%
Total Annual Fund Operating Expenses		1.59%	1.29%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.30%)	(0.50%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.29%	0.79%
[1]	"Other Expenses" also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as "Acquired Fund Fees and Expenses." Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.75% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Pyramis is a registered service mark of FMR LLC.  Used under license.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth PYRAMIS Small/Mid Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	131	473	837	1,864
Institutional Shares	81	360	660	1,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 198.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of net assets, including borrowings for investment purposes, in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2500™ Index at the time of the purchase (which was between  $5 million and  $10.9 billion as of February 28, 2011).  The Fund may invest up to 20% of total assets in foreign securities.  The Fund also may invest in real estate investment trusts.

The Fund seeks to achieve its investment objective through an active, bottom-up, sector neutral investment discipline designed to deliver the subadvisor's best ideas.  The subadvisor seeks to generate alpha (i.e., risk adjusted return) through stock selection rather than sector selection or market timing.  The Fund seeks to exploit pricing anomalies through in-house research from the subadvisor's sector portfolio managers and fundamental research analysts whose in-depth knowledge of their respective sectors.  In addition, the subadvisor uses quantitative tools to monitor the Fund's risk exposure.

The Fund will invest, either directly or indirectly, in common stocks and other securities with equity characteristics, including ADRs (American Depositary Receipts), typically issued by small- and mid-capitalization companies domiciled in the United States or exercising a prominent part of their economic activities in the United States.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - The risk that the Fund's investments in the securities of small- and mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Real Estate Investment Trust Risk - The risk that the value of real estate investment trust ("REIT") shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Please note that effective November 19, 2010, the Fund changed its name, principal investment strategies, principal risks, subadvisor and performance benchmark index. As such, the performance information below, to a large extent, reflects performance achieved under the Fund's prior strategies, risks and subadvisor.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 20.83% 3rd Quarter 2009 Worst Quarterly Returns: -11.86% 1st Quarter 2009
Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns - Genworth PYRAMIS Small/Mid Cap Core Fund		1 Year	Since Inception	Inception Date
Service Shares		23.86%	4.53%	Sep 4, 2008
Institutional Shares		24.49%	27.98%	Dec 9, 2009
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	[1]	24.97%	5.28%	Sep 4, 2008
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	24.75%	5.61%	Sep 4, 2008
[1]	Effective November 19, 2010, the Genworth PYRAMIS® Small/Mid Cap Core Fund discontinued the use of the Russell Midcap Value Index as the primary index and replaced it with the Russell 2500™ Index in future prospectuses. The Genworth PYRAMIS® Small/Mid Cap Core Fund believes that use of the Russell 2500™ Index provides a better comparative benchmark than the Russell Midcap Value Index because of the Fund's change in investment strategy from that of a mid cap value strategy to a small/mid cap core strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth PYRAMIS Small/Mid Cap Core Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	837
10 Years	rr_ExpenseExampleYear10	1,864
Annual Return 2009	rr_AnnualReturn2009	32.17%
Annual Return 2010	rr_AnnualReturn2010	23.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.86%)
1 Year	rr_AverageAnnualReturnYear01	23.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008
Genworth PYRAMIS Small/Mid Cap Core Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,513
1 Year	rr_AverageAnnualReturnYear01	24.49%
Since Inception	rr_AverageAnnualReturnSinceInception	27.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth PYRAMIS Small/Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth PYRAMIS® Small/Mid Cap Core Fund (formerly, Genworth Columbia Mid Cap Value Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth PYRAMIS® Small/Mid Cap Core Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 198.33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	198.33%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Pyramis is a registered service mark of FMR LLC.  Used under license.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of net assets, including borrowings for investment purposes, in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2500™ Index at the time of the purchase (which was between  $5 million and  $10.9 billion as of February 28, 2011).  The Fund may invest up to 20% of total assets in foreign securities.  The Fund also may invest in real estate investment trusts.

The Fund seeks to achieve its investment objective through an active, bottom-up, sector neutral investment discipline designed to deliver the subadvisor's best ideas.  The subadvisor seeks to generate alpha (i.e., risk adjusted return) through stock selection rather than sector selection or market timing.  The Fund seeks to exploit pricing anomalies through in-house research from the subadvisor's sector portfolio managers and fundamental research analysts whose in-depth knowledge of their respective sectors.  In addition, the subadvisor uses quantitative tools to monitor the Fund's risk exposure.

The Fund will invest, either directly or indirectly, in common stocks and other securities with equity characteristics, including ADRs (American Depositary Receipts), typically issued by small- and mid-capitalization companies domiciled in the United States or exercising a prominent part of their economic activities in the United States.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - The risk that the Fund's investments in the securities of small- and mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Real Estate Investment Trust Risk - The risk that the value of real estate investment trust ("REIT") shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Please note that effective November 19, 2010, the Fund changed its name, principal investment strategies, principal risks, subadvisor and performance benchmark index. As such, the performance information below, to a large extent, reflects performance achieved under the Fund's prior strategies, risks and subadvisor.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 20.83% 3rd Quarter 2009 Worst Quarterly Returns: -11.86% 1st Quarter 2009
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010 )
Genworth PYRAMIS Small/Mid Cap Core Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.97%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008	[3]
Genworth PYRAMIS Small/Mid Cap Core Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008	[3]

[1]	"Other Expenses" also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as "Acquired Fund Fees and Expenses." Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.75% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.
[3]	Effective November 19, 2010, the Genworth PYRAMIS® Small/Mid Cap Core Fund discontinued the use of the Russell Midcap Value Index as the primary index and replaced it with the Russell 2500™ Index in future prospectuses. The Genworth PYRAMIS® Small/Mid Cap Core Fund believes that use of the Russell 2500™ Index provides a better comparative benchmark than the Russell Midcap Value Index because of the Fund's change in investment strategy from that of a mid cap value strategy to a small/mid cap core strategy.

Genworth Davis NY Venture Fund
Investment Objective
Genworth Davis NY Venture Fund (the "Fund") seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Davis NY Venture Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth Davis NY Venture Fund		Service Shares	Institutional Shares
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.10%	0.89%
Administrative Service Fees		0.25%	none
All Other Expenses		0.85%	0.89%
Total Annual Fund Operating Expenses		1.85%	1.39%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.68%)	(0.72%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.17%	0.67%
[1]	"Other Expenses" also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as "Acquired Fund Fees and Expenses." Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Davis NY Venture Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	119	516	937	2,114
Institutional Shares	68	369	692	1,606

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.72% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least  $10 billion.  The subadvisor seeks to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages.  The subadvisor aims to invest in such businesses when they are trading at discounts to their intrinsic worth.  The subadvisor may make such investments when a company becomes the center of controversy after receiving adverse media attention.

The subadvisor selects companies with the intention of owning their stocks for the long term.  The subadvisor considers selling securities if it believes the stock's market price exceeds the subadvisor's estimates of intrinsic value, or if the ratio of the risks to rewards of continuing to own the company is no longer attractive.

The Fund may invest a significant portion of its assets in securities of issuers in the financial services sector (which includes, for example, the banking, brokerage and insurance industries), which may subject the Fund to certain risks that tend to be more prevalent in that sector. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities and to invest in fixed income securities.  The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and related transaction costs) or employ other investment strategies that are not principal investment strategies if, in the subadvisor's judgment, the securities, trading or investment strategies are appropriate.  Factors that the subadvisor considers in pursuing these other strategies include whether the strategies (i) would be consistent with shareholders' reasonable expectations; (ii) would assist the Fund in pursuing its investment objective; (iii) are consistent with the Fund's investment strategy; (iv) would cause the Fund to violate any of its investment restrictions; or (v) would materially change the Fund's risk profile as described in the Fund's prospectus and Statement of Additional Information, as amended from time to time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Financial Services Sector Risk - The risk that the Fund's investments in the financial services sector may be adversely affected by regulatory action and/or changes in interest rates.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's subadvisor believes are their full value.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 20.45% 2nd Quarter 2009 Worst Quarterly Returns: -12.29% 1st Quarter 2009
Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns - Genworth Davis NY Venture Fund	1 Year	Since Inception	Inception Date
Service Shares	11.32%	1.95%	Sep 4, 2008
Institutional Shares	11.86%	14.73%	Dec 9, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	3.06%	Sep 4, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Davis NY Venture Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	516
5 Years	rr_ExpenseExampleYear05	937
10 Years	rr_ExpenseExampleYear10	2,114
Annual Return 2009	rr_AnnualReturn2009	30.77%
Annual Return 2010	rr_AnnualReturn2010	11.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.29%)
1 Year	rr_AverageAnnualReturnYear01	11.32%
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008
Genworth Davis NY Venture Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,606
1 Year	rr_AverageAnnualReturnYear01	11.86%
Since Inception	rr_AverageAnnualReturnSinceInception	14.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Davis NY Venture Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Davis NY Venture Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth Davis NY Venture Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.72%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least  $10 billion.  The subadvisor seeks to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages.  The subadvisor aims to invest in such businesses when they are trading at discounts to their intrinsic worth.  The subadvisor may make such investments when a company becomes the center of controversy after receiving adverse media attention.

The subadvisor selects companies with the intention of owning their stocks for the long term.  The subadvisor considers selling securities if it believes the stock's market price exceeds the subadvisor's estimates of intrinsic value, or if the ratio of the risks to rewards of continuing to own the company is no longer attractive.

The Fund may invest a significant portion of its assets in securities of issuers in the financial services sector (which includes, for example, the banking, brokerage and insurance industries), which may subject the Fund to certain risks that tend to be more prevalent in that sector. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities and to invest in fixed income securities.  The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and related transaction costs) or employ other investment strategies that are not principal investment strategies if, in the subadvisor's judgment, the securities, trading or investment strategies are appropriate.  Factors that the subadvisor considers in pursuing these other strategies include whether the strategies (i) would be consistent with shareholders' reasonable expectations; (ii) would assist the Fund in pursuing its investment objective; (iii) are consistent with the Fund's investment strategy; (iv) would cause the Fund to violate any of its investment restrictions; or (v) would materially change the Fund's risk profile as described in the Fund's prospectus and Statement of Additional Information, as amended from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Financial Services Sector Risk - The risk that the Fund's investments in the financial services sector may be adversely affected by regulatory action and/or changes in interest rates.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's subadvisor believes are their full value.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 20.45% 2nd Quarter 2009 Worst Quarterly Returns: -12.29% 1st Quarter 2009
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010 )
Genworth Davis NY Venture Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008

[1]	"Other Expenses" also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as "Acquired Fund Fees and Expenses." Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth Eaton Vance Large Cap Value Fund
Investment Objective
Genworth Eaton Vance Large Cap Value Fund (the "Fund") seeks total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Eaton Vance Large Cap Value Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth Eaton Vance Large Cap Value Fund		Service Shares	Institutional Shares
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.60%	0.37%
Administrative Service Fees		0.25%	none
All Other Expenses		0.35%	0.37%
Total Annual Fund Operating Expenses		1.35%	0.87%
Amount of Fee Waiver and/or Expense Assumption	[1]	(0.18%)	(0.20%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.17%	0.67%
[1]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Eaton Vance Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	119	410	722	1,608
Institutional Shares	68	258	463	1,054

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 49.96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the subadvisor, are inexpensive or undervalued relative to the overall stock market.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies.  The Fund generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index.  As of February 28, 2011, the market capitalization of the largest company in the Russell 1000® Value Index was approximately  $431 billion, and the market capitalization of the smallest company in the index was approximately  $204 million.

The Fund typically invests in dividend-paying stocks.  The Fund also may invest a portion of its assets in real estate investment trusts, fixed income securities, high yield bonds (commonly referred to as "junk bonds") and/or convertible securities that are, at the time of investment, rated Baa or lower by Moody's, or BBB or lower by S&P.  The Fund may also invest in non-income producing stocks.

Investment decisions are made primarily on the basis of fundamental research.  The subadvisor may consider (among other factors) a company's earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company's business franchises and management team, sustainability of a company's competitiveness, and estimates of a company's net value when selecting securities.  The subadvisor may sell a security when the subadvisor's price objective for the security is reached, the fundamentals of the company deteriorate, a security's price falls below acquisition cost or to pursue more attractive investment options.

The Fund's holdings will typically represent a number of different sectors and industries, and less than 25% of the Fund's total assets will be invested in any single industry.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  Such investments are not subject to the Fund's 25% limitation on investing in foreign securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's subadvisor believes are their full value.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Real Estate Investment Trust Risk - The risk that the value of REIT shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 14.95% 3rd Quarter 2009 Worst Quarterly Returns: -14.26% 1st Quarter 2009
Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns - Genworth Eaton Vance Large Cap Value Fund	1 Year	Since Inception	Inception Date
Service Shares	9.15%	(0.95%)	Sep 4, 2008
Institutional Shares	9.72%	11.13%	Dec 9, 2009
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.01%	Sep 4, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Eaton Vance Large Cap Value Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	722
10 Years	rr_ExpenseExampleYear10	1,608
Annual Return 2009	rr_AnnualReturn2009	16.15%
Annual Return 2010	rr_AnnualReturn2010	9.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
1 Year	rr_AverageAnnualReturnYear01	9.15%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008
Genworth Eaton Vance Large Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	463
10 Years	rr_ExpenseExampleYear10	1,054
1 Year	rr_AverageAnnualReturnYear01	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Eaton Vance Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Eaton Vance Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth Eaton Vance Large Cap Value Fund (the "Fund") seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 49.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.96%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the subadvisor, are inexpensive or undervalued relative to the overall stock market.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies.  The Fund generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index.  As of February 28, 2011, the market capitalization of the largest company in the Russell 1000® Value Index was approximately  $431 billion, and the market capitalization of the smallest company in the index was approximately  $204 million.

The Fund typically invests in dividend-paying stocks.  The Fund also may invest a portion of its assets in real estate investment trusts, fixed income securities, high yield bonds (commonly referred to as "junk bonds") and/or convertible securities that are, at the time of investment, rated Baa or lower by Moody's, or BBB or lower by S&P.  The Fund may also invest in non-income producing stocks.

Investment decisions are made primarily on the basis of fundamental research.  The subadvisor may consider (among other factors) a company's earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company's business franchises and management team, sustainability of a company's competitiveness, and estimates of a company's net value when selecting securities.  The subadvisor may sell a security when the subadvisor's price objective for the security is reached, the fundamentals of the company deteriorate, a security's price falls below acquisition cost or to pursue more attractive investment options.

The Fund's holdings will typically represent a number of different sectors and industries, and less than 25% of the Fund's total assets will be invested in any single industry.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  Such investments are not subject to the Fund's 25% limitation on investing in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's subadvisor believes are their full value.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Real Estate Investment Trust Risk - The risk that the value of REIT shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 14.95% 3rd Quarter 2009 Worst Quarterly Returns: -14.26% 1st Quarter 2009
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010 )
Genworth Eaton Vance Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008

[1]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth Legg Mason ClearBridge Aggressive Growth Fund
Investment Objective
Genworth Legg Mason ClearBridge Aggressive Growth Fund (the "Fund") seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Legg Mason ClearBridge Aggressive Growth Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth Legg Mason ClearBridge Aggressive Growth Fund		Service Shares	Institutional Shares
Management Fees		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.60%	0.35%
Administrative Service Fees		0.25%	none
All Other Expenses		0.35%	0.35%
Total Annual Fund Operating Expenses		1.30%	0.80%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.13%	0.63%
[1]	"Other Expenses" also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as "Acquired Fund Fees and Expenses." Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.005% attributed to Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and, that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Legg Mason ClearBridge Aggressive Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	115	395	697	1,553
Institutional Shares	64	238	427	974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 2.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in common stocks of companies it believes are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies which comprise the S&P 500® Index.  The Fund employs a growth style, and may invest in the securities of large, well-known companies offering prospects of long-term earnings growth.  However, because higher earnings growth rates are often achieved by companies with small to mid-sized market capitalizations, a significant portion of the Fund's assets may be invested in the securities of such companies.  The Fund considers a company with a market capitalization of less than  $2 billion to be a small-cap company, and a company with a market capitalization of between  $2 billion and  $12 billion to be a mid-cap company.

The subadvisor emphasizes individual security selection while diversifying the Fund's investments across industries, which may help to reduce risk.  The Fund focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Fund acquires their stocks.  When evaluating an individual stock, the subadvisor generally considers whether the company may benefit from: new technologies, products or services; new cost reducing measures; changes in management; or favorable changes in government regulations.

The Fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.  The Fund may invest directly in foreign securities or invest in depositary receipts.

The Fund may also invest in derivatives, such as futures and options on securities or securities indices, and options on such futures, to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates, as a substitute for buying or selling securities, or as a cash flow management technique.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Derivatives Risk - The risk that losses may result from the Fund's investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Growth Investment  Risk - The risk that the Fund's  investments in growth style securities may be subject to greater price  volatility and may be more sensitive to changes  in the  issuer's  current or  expected  earnings  than other  equity securities.

Interest Rate Risk - The risk that when interest rates increase, certain securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Non-Diversification Risk - The risk that the value of an investment in the Fund may be more volatile than an investment in a diversified fund because the Fund invests in a smaller number of issuers.  The gains and losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - The risk that the Fund's investments in the securities of small- and mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 17.40% 2nd Quarter 2009 Worst Quarterly Returns: -13.35% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns - Genworth Legg Mason ClearBridge Aggressive Growth Fund	1 Year	Since Inception	Inception Date
Service Shares	23.86%	9.47%	Sep 4, 2008
Institutional Shares	24.51%	28.66%	Dec 9, 2009
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	6.20%	Sep 4, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Legg Mason ClearBridge Aggressive Growth Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,553
Annual Return 2009	rr_AnnualReturn2009	33.48%
Annual Return 2010	rr_AnnualReturn2010	23.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.35%)
1 Year	rr_AverageAnnualReturnYear01	23.86%
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008
Genworth Legg Mason ClearBridge Aggressive Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	974
1 Year	rr_AverageAnnualReturnYear01	24.51%
Since Inception	rr_AverageAnnualReturnSinceInception	28.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Legg Mason ClearBridge Aggressive Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth Legg Mason ClearBridge Aggressive Growth Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 2.33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.33%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.005% attributed to Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and, that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of companies it believes are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies which comprise the S&P 500® Index.  The Fund employs a growth style, and may invest in the securities of large, well-known companies offering prospects of long-term earnings growth.  However, because higher earnings growth rates are often achieved by companies with small to mid-sized market capitalizations, a significant portion of the Fund's assets may be invested in the securities of such companies.  The Fund considers a company with a market capitalization of less than  $2 billion to be a small-cap company, and a company with a market capitalization of between  $2 billion and  $12 billion to be a mid-cap company.

The subadvisor emphasizes individual security selection while diversifying the Fund's investments across industries, which may help to reduce risk.  The Fund focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Fund acquires their stocks.  When evaluating an individual stock, the subadvisor generally considers whether the company may benefit from: new technologies, products or services; new cost reducing measures; changes in management; or favorable changes in government regulations.

The Fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.  The Fund may invest directly in foreign securities or invest in depositary receipts.

The Fund may also invest in derivatives, such as futures and options on securities or securities indices, and options on such futures, to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates, as a substitute for buying or selling securities, or as a cash flow management technique.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Derivatives Risk - The risk that losses may result from the Fund's investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Growth Investment  Risk - The risk that the Fund's  investments in growth style securities may be subject to greater price  volatility and may be more sensitive to changes  in the  issuer's  current or  expected  earnings  than other  equity securities.

Interest Rate Risk - The risk that when interest rates increase, certain securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Non-Diversification Risk - The risk that the value of an investment in the Fund may be more volatile than an investment in a diversified fund because the Fund invests in a smaller number of issuers.  The gains and losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - The risk that the Fund's investments in the securities of small- and mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification Risk - The risk that the value of an investment in the Fund may be more volatile than an investment in a diversified fund because the Fund invests in a smaller number of issuers.  The gains and losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 17.40% 2nd Quarter 2009 Worst Quarterly Returns: -13.35% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010 )
Genworth Legg Mason ClearBridge Aggressive Growth Fund | Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008

[1]	"Other Expenses" also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as "Acquired Fund Fees and Expenses." Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.005% attributed to Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth PIMCO StocksPLUS Fund
Investment Objective
Genworth PIMCO StocksPLUS Fund (the "Fund") seeks total return which exceeds that of the S&P 500® Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth PIMCO StocksPLUS Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth PIMCO StocksPLUS Fund		Service Shares	Institutional Shares
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.62%	0.41%
Administrative Service Fees		0.25%	none
All Other Expenses		0.37%	0.41%
Total Annual Fund Operating Expenses		1.22%	0.76%
Amount of Fee Waiver and/or Expense Assumption	[1]	(0.21%)	(0.25%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.01%	0.51%
[1]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth PIMCO StocksPLUS Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	103	366	650	1,459
Institutional Shares	52	218	398	919

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 239.80% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to exceed the total return of the S&P 500® Index by investing under normal circumstances substantially all of its assets in derivatives, the value of which are related to the S&P 500 Index ("S&P 500 Derivatives"), backed by a portfolio of fixed income securities.  The Fund may invest in common stocks, options, futures, options on futures and swaps.  The Fund uses S&P 500 Derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the daily performance of the S&P 500® Index.  The values of S&P 500 Derivatives closely track changes in the value of the S&P 500® Index.  However, S&P 500 Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund's assets may be invested in fixed income securities.  The subadvisor actively manages the fixed income securities held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration that is normally not expected to exceed one year.

The Fund invests in a variety of convertible and fixed income securities, including U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed securities and asset-backed securities.

The S&P 500® Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.  The Fund seeks to remain invested in S&P 500 Derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the stocks that comprise the S&P 500® Index, the Fund may invest all of its assets in a "basket" of S&P 500 stocks.  The Fund also may invest in exchange-traded funds based on the S&P 500® Index, such as Standard & Poor's Depositary Receipts.  The Fund may invest up to 10% of its total assets in preferred stocks.

Assets not invested in equity securities or derivatives may be invested in fixed income instruments.  The Fund may invest up to 10% of its total assets in high yield bonds (commonly referred to as "junk bonds").  The Fund also may invest in foreign securities, including investing up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Borrowing and Leverage Risk - The risk that, when the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Currency Risk - The risk that the value of the Fund's investments that are denominated in non-U.S. currencies may be adversely affected by changes in the rates of exchange between those currencies and the U.S. dollar.

Derivatives Risk - The risk that losses may result from the Fund's investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging Markets Risk - The risks that apply to the Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Portfolio Turnover Risk - The Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance, and may increase share price volatility.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 24.02% 2nd Quarter 2009 Worst Quarterly Returns: -11.39% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns - Genworth PIMCO StocksPLUS Fund	1 Year	Since Inception	Inception Date
Service Shares	17.51%	11.04%	Sep 4, 2008
Institutional Shares	18.10%	19.35%	Dec 9, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	3.06%	Sep 4, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth PIMCO StocksPLUS Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	1,459
Annual Return 2009	rr_AnnualReturn2009	45.69%
Annual Return 2010	rr_AnnualReturn2010	17.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.39%)
1 Year	rr_AverageAnnualReturnYear01	17.51%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008
Genworth PIMCO StocksPLUS Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	398
10 Years	rr_ExpenseExampleYear10	919
1 Year	rr_AverageAnnualReturnYear01	18.10%
Since Inception	rr_AverageAnnualReturnSinceInception	19.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth PIMCO StocksPLUS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth PIMCO StocksPLUS Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth PIMCO StocksPLUS Fund (the "Fund") seeks total return which exceeds that of the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 239.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	239.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the S&P 500® Index by investing under normal circumstances substantially all of its assets in derivatives, the value of which are related to the S&P 500 Index ("S&P 500 Derivatives"), backed by a portfolio of fixed income securities.  The Fund may invest in common stocks, options, futures, options on futures and swaps.  The Fund uses S&P 500 Derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the daily performance of the S&P 500® Index.  The values of S&P 500 Derivatives closely track changes in the value of the S&P 500® Index.  However, S&P 500 Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund's assets may be invested in fixed income securities.  The subadvisor actively manages the fixed income securities held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration that is normally not expected to exceed one year.

The Fund invests in a variety of convertible and fixed income securities, including U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed securities and asset-backed securities.

The S&P 500® Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.  The Fund seeks to remain invested in S&P 500 Derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the stocks that comprise the S&P 500® Index, the Fund may invest all of its assets in a "basket" of S&P 500 stocks.  The Fund also may invest in exchange-traded funds based on the S&P 500® Index, such as Standard & Poor's Depositary Receipts.  The Fund may invest up to 10% of its total assets in preferred stocks.

Assets not invested in equity securities or derivatives may be invested in fixed income instruments.  The Fund may invest up to 10% of its total assets in high yield bonds (commonly referred to as "junk bonds").  The Fund also may invest in foreign securities, including investing up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Borrowing and Leverage Risk - The risk that, when the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Currency Risk - The risk that the value of the Fund's investments that are denominated in non-U.S. currencies may be adversely affected by changes in the rates of exchange between those currencies and the U.S. dollar.

Derivatives Risk - The risk that losses may result from the Fund's investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging Markets Risk - The risks that apply to the Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Portfolio Turnover Risk - The Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance, and may increase share price volatility.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 24.02% 2nd Quarter 2009 Worst Quarterly Returns: -11.39% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010 )
Genworth PIMCO StocksPLUS Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008

[1]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth Goldman Sachs Enhanced Core Bond Index Fund
Investment Objective
Genworth Goldman Sachs Enhanced Core Bond Index Fund (the "Fund") seeks to outperform the total return performance of the Barclays Capital U.S. Aggregate Bond Index (the "Bond Index") while maintaining a risk level commensurate with the Bond Index.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Goldman Sachs Enhanced Core Bond Index Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value)
Annual Fund Operating Expenses - Genworth Goldman Sachs Enhanced Core Bond Index Fund		Service Shares	Institutional Shares
Management Fees		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.60%	0.39%
Administrative Service Fees		0.25%	none
All Other Expenses		0.35%	0.39%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses		1.18%	0.72%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.19%)	(0.23%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		0.99%	0.49%
[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.45% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Goldman Sachs Enhanced Core Bond Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	101	356	631	1,415
Institutional Shares	50	207	378	873

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 514.46% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities represented in the Bond Index.  The Bond Index measures the performance of the U.S. investment grade bond market and includes investment grade government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  As of the date of this Prospectus, the securities in the Bond Index must have at least  $250 million of outstanding face value; have at least one year remaining to maturity; be denominated in U.S. dollars; and be fixed rate.

The subadvisor attempts to achieve the Fund's investment objective by forming a portfolio that holds a range of securities which in the aggregate may deviate from the major characteristics of the Bond Index (e.g., industry/sector weightings, credit quality, duration).  In constructing the portfolio from the Bond Index, the subadvisor seeks to select those individual securities in the Bond Index that it believes will outperform the Bond Index as a whole. The Fund may also invest up to 20%, calculated at the time of investment, of its net assets in cash, high quality liquid short term investments and securities that may not be included in the Bond Index, including when-issued/delayed delivery securities and exchange-traded bond futures.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.

Index Subset Risk - The risk that the securities selected for the Fund, in the aggregate, will underperform the Bond Index or otherwise deviate from the performance of the Bond Index (otherwise known as tracking error).

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Government Agency Securities Risk - The risk that securities issued by certain agencies or instrumentalities of the U.S. or a foreign government may not be fully supported financially by that government and, as a consequence, may not meet their payment obligations.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Mortgage-Backed and Asset-Backed Securities Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Corporate Bonds and Loans Risk - The corporate bonds and loans in which a Fund invests are subject to the risk of loss of principal and income and will depend primarily on the financial condition of the borrower.  Although borrowers frequently provide collateral to secure repayment of these obligations, the value of the collateral may not completely cover the borrower's obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund's rights to its collateral.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Please note that effective December 7, 2009 the Fund changed its investment objective, principal investment strategies and subadvisor. As such, the performance information below, to a large extent, reflects performance achieved under the Fund's prior objective, strategies and subadvisor.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 4.54% 3rd Quarter 2009 Worst Quarterly Returns: -1.48% 4th Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns - Genworth Goldman Sachs Enhanced Core Bond Index Fund	1 Year	Since Inception	Inception Date
Service Shares	5.15%	9.20%	Sep 4, 2008
Institutional Shares	5.66%	4.33%	Dec 9, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%	Sep 4, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Goldman Sachs Enhanced Core Bond Index Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	631
10 Years	rr_ExpenseExampleYear10	1,415
Annual Return 2009	rr_AnnualReturn2009	8.57%
Annual Return 2010	rr_AnnualReturn2010	5.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.48%)
1 Year	rr_AverageAnnualReturnYear01	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008
Genworth Goldman Sachs Enhanced Core Bond Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	207
5 Years	rr_ExpenseExampleYear05	378
10 Years	rr_ExpenseExampleYear10	873
1 Year	rr_AverageAnnualReturnYear01	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Goldman Sachs Enhanced Core Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Goldman Sachs Enhanced Core Bond Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Genworth Goldman Sachs Enhanced Core Bond Index Fund (the "Fund") seeks to outperform the total return performance of the Barclays Capital U.S. Aggregate Bond Index (the "Bond Index") while maintaining a risk level commensurate with the Bond Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 514.46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	514.46%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities represented in the Bond Index.  The Bond Index measures the performance of the U.S. investment grade bond market and includes investment grade government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  As of the date of this Prospectus, the securities in the Bond Index must have at least  $250 million of outstanding face value; have at least one year remaining to maturity; be denominated in U.S. dollars; and be fixed rate.

The subadvisor attempts to achieve the Fund's investment objective by forming a portfolio that holds a range of securities which in the aggregate may deviate from the major characteristics of the Bond Index (e.g., industry/sector weightings, credit quality, duration).  In constructing the portfolio from the Bond Index, the subadvisor seeks to select those individual securities in the Bond Index that it believes will outperform the Bond Index as a whole. The Fund may also invest up to 20%, calculated at the time of investment, of its net assets in cash, high quality liquid short term investments and securities that may not be included in the Bond Index, including when-issued/delayed delivery securities and exchange-traded bond futures.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.

Index Subset Risk - The risk that the securities selected for the Fund, in the aggregate, will underperform the Bond Index or otherwise deviate from the performance of the Bond Index (otherwise known as tracking error).

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Government Agency Securities Risk - The risk that securities issued by certain agencies or instrumentalities of the U.S. or a foreign government may not be fully supported financially by that government and, as a consequence, may not meet their payment obligations.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Mortgage-Backed and Asset-Backed Securities Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Corporate Bonds and Loans Risk - The corporate bonds and loans in which a Fund invests are subject to the risk of loss of principal and income and will depend primarily on the financial condition of the borrower.  Although borrowers frequently provide collateral to secure repayment of these obligations, the value of the collateral may not completely cover the borrower's obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund's rights to its collateral.

Selection Risk - The risk that the Fund's subadvisor may select securities that underperform the stock market, underperform the Fund's benchmark or underperform other funds with similar investment objectives and strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Please note that effective December 7, 2009 the Fund changed its investment objective, principal investment strategies and subadvisor. As such, the performance information below, to a large extent, reflects performance achieved under the Fund's prior objective, strategies and subadvisor.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 4.54% 3rd Quarter 2009 Worst Quarterly Returns: -1.48% 4th Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010 )
Genworth Goldman Sachs Enhanced Core Bond Index Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2008

[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.45% of average daily net assets. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth Enhanced Small Cap Index Fund
Investment Objective
Genworth Enhanced Small Cap Index Fund (the "Fund") seeks to outperform the total return performance of the Russell 2000® Index while maintaining a market level of risk.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Enhanced Small Cap Index Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth Enhanced Small Cap Index Fund		Service Shares	Institutional Shares
Management Fees		0.08%	0.08%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		2.69%	2.44%
Administrative Service Fees		0.25%	none
All Other Expenses		2.44%	2.44%
Acquired Fund Fees and Expenses	[1]	0.22%	0.22%
Total Annual Fund Operating Expenses		3.24%	2.74%
Amount of Fee Waiver and/or Expense Assumption	[2]	(2.11%)	(2.11%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.13%	0.63%
[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.27% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Enhanced Small Cap Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	115	800	1,509	3,395
Institutional Shares	64	649	1,261	1,915

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 9.20% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets in exchange-traded funds ("ETFs") that invest substantially all of their assets in equity securities of small capitalization companies and other open-end investment companies that utilize a "passive" or "indexing" investment approach in an attempt to approximate the investment performance of a benchmark index ("Index Funds").  The Fund generally considers small capitalization companies to be those companies with a market capitalization in the range of the Russell 2000® Index, which was between  $5 million and  $6.0 billion as of February 28, 2011. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by Genworth Financial Wealth Management, Inc. (the "Advisor").  The ETFs and Index Funds in which the Fund may invest are referred to herein as the "Underlying Funds."

The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of small cap securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund's portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses.

The Advisor attempts to achieve the Fund's objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund's benchmark index, the Russell 2000® Index.  In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds' investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds' portfolio of investments. The Advisor believes that by overweighting certain segments of the benchmark index (e.g., particular capitalization ranges, growth, or value) outperformance of the index may be achieved. The Fund's allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor's allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Small-Capitalization Risk - An Underlying Fund may invest in stocks of small-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel.  If adverse developments occur, due to management changes or product failure, an Underlying Fund's investment in securities of a small-cap company may lose substantial value.  Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Institutional Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Service Shares since that class had not commenced operations as of December 31, 2010. The performance for the Service Shares would differ only to the extent that the Service Shares have different expenses than the Institutional Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Institutional Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 15.76% 4th Quarter 2010 Worst Quarterly Returns: -10.17% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Genworth Enhanced Small Cap Index Fund	1 Year	Since Inception	Inception Date
Institutional Shares	24.70%	26.88%	Dec 9, 2009
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	30.71%	Dec 9, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Enhanced Small Cap Index Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.69%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	2.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	800
5 Years	rr_ExpenseExampleYear05	1,509
10 Years	rr_ExpenseExampleYear10	3,395
Genworth Enhanced Small Cap Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.44%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	2.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	649
5 Years	rr_ExpenseExampleYear05	1,261
10 Years	rr_ExpenseExampleYear10	1,915
Annual Return 2010	rr_AnnualReturn2010	24.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.17%)
1 Year	rr_AverageAnnualReturnYear01	24.70%
Since Inception	rr_AverageAnnualReturnSinceInception	26.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Enhanced Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Enhanced Small Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth Enhanced Small Cap Index Fund (the "Fund") seeks to outperform the total return performance of the Russell 2000® Index while maintaining a market level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 9.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.20%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in exchange-traded funds ("ETFs") that invest substantially all of their assets in equity securities of small capitalization companies and other open-end investment companies that utilize a "passive" or "indexing" investment approach in an attempt to approximate the investment performance of a benchmark index ("Index Funds").  The Fund generally considers small capitalization companies to be those companies with a market capitalization in the range of the Russell 2000® Index, which was between  $5 million and  $6.0 billion as of February 28, 2011. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by Genworth Financial Wealth Management, Inc. (the "Advisor").  The ETFs and Index Funds in which the Fund may invest are referred to herein as the "Underlying Funds."

The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of small cap securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund's portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses.

The Advisor attempts to achieve the Fund's objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund's benchmark index, the Russell 2000® Index.  In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds' investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds' portfolio of investments. The Advisor believes that by overweighting certain segments of the benchmark index (e.g., particular capitalization ranges, growth, or value) outperformance of the index may be achieved. The Fund's allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor's allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Small-Capitalization Risk - An Underlying Fund may invest in stocks of small-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel.  If adverse developments occur, due to management changes or product failure, an Underlying Fund's investment in securities of a small-cap company may lose substantial value.  Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Institutional Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Service Shares since that class had not commenced operations as of December 31, 2010. The performance for the Service Shares would differ only to the extent that the Service Shares have different expenses than the Institutional Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Institutional Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Institutional Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 15.76% 4th Quarter 2010 Worst Quarterly Returns: -10.17% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Genworth Enhanced Small Cap Index Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	30.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009

[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.27% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth Enhanced International Index Fund
Investment Objective
Genworth Enhanced International Index Fund (the "Fund") seeks to outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") while maintaining a market level of risk.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Enhanced International Index Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value)
Annual Fund Operating Expenses - Genworth Enhanced International Index Fund		Service Shares	Institutional Shares
Management Fees		0.08%	0.08%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.00%	1.33%
Administrative Service Fees		0.25%	none
All Other Expenses		0.75%	1.33%
Acquired Fund Fees and Expenses	[1]	0.33%	0.33%
Total Annual Fund Operating Expenses		1.66%	1.74%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.40%)	(0.94%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.26%	0.80%
[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.28% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Enhanced International Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	128	484	865	1,932
Institutional Shares	82	456	856	1,974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 315.88% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets in exchange-traded securities of other investment companies (exchange-traded funds or "ETFs") that invest substantially all of their assets in equity securities of foreign companies (i.e., foreign securities) and other open-end investment companies that utilize a "passive" or "indexing" investment approach in an attempt to approximate the investment performance of a benchmark index ("Index Funds"). The Fund may invest in funds that invest in securities of companies of any size located in developed and emerging markets throughout the world. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by Genworth Financial Wealth Management, Inc. (the "Advisor") and generally will be diversified among various geographic regions. The ETFs and Index Funds in which the Fund may invest are referred to herein as the "Underlying Funds."

The Advisor believes that investing in ETFs and Index Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of international equity securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund's portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses.

The Advisor attempts to achieve the Fund's objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund's benchmark index, which is the MSCI EAFE Index.   In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds' investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds' portfolio of investments.  The Advisor believes that by overweighting certain segments of the benchmark index (e.g., country, region, capitalization, growth, or value) outperformance of the index may be achieved.  The Fund's allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor's allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Institutional Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Service Shares since that class had not been in operation for a full calendar year as of December 31, 2010. The performance for the Service Shares would differ only to the extent that the Service Shares have different expenses than the Institutional Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Institutional Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 19.32% 3rd Quarter 2010 Worst Quarterly Returns: -15.36% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Genworth Enhanced International Index Fund	1 Year	Since Inception	Inception Date
Institutional Shares	9.24%	9.03%	Dec 9, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	8.70%	Dec 9, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Enhanced International Index Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	865
10 Years	rr_ExpenseExampleYear10	1,932
Genworth Enhanced International Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	856
10 Years	rr_ExpenseExampleYear10	1,974
Annual Return 2010	rr_AnnualReturn2010	9.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.36%)
1 Year	rr_AverageAnnualReturnYear01	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Enhanced International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Enhanced International Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Genworth Enhanced International Index Fund (the "Fund") seeks to outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") while maintaining a market level of risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 315.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	315.88%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in exchange-traded securities of other investment companies (exchange-traded funds or "ETFs") that invest substantially all of their assets in equity securities of foreign companies (i.e., foreign securities) and other open-end investment companies that utilize a "passive" or "indexing" investment approach in an attempt to approximate the investment performance of a benchmark index ("Index Funds"). The Fund may invest in funds that invest in securities of companies of any size located in developed and emerging markets throughout the world. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by Genworth Financial Wealth Management, Inc. (the "Advisor") and generally will be diversified among various geographic regions. The ETFs and Index Funds in which the Fund may invest are referred to herein as the "Underlying Funds."

The Advisor believes that investing in ETFs and Index Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of international equity securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund's portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses.

The Advisor attempts to achieve the Fund's objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund's benchmark index, which is the MSCI EAFE Index.   In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds' investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds' portfolio of investments.  The Advisor believes that by overweighting certain segments of the benchmark index (e.g., country, region, capitalization, growth, or value) outperformance of the index may be achieved.  The Fund's allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor's allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund's Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund's liquidity and net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Institutional Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Service Shares since that class had not been in operation for a full calendar year as of December 31, 2010. The performance for the Service Shares would differ only to the extent that the Service Shares have different expenses than the Institutional Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Institutional Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Institutional Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 19.32% 3rd Quarter 2010 Worst Quarterly Returns: -15.36% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Genworth Enhanced International Index Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009

[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.28% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth 40/60 Index Allocation Fund
Investment Objective
Genworth 40/60 Index Allocation Fund (the "Fund") seeks long-term capital appreciation and current income, with a greater emphasis on income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth 40/60 Index Allocation Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth 40/60 Index Allocation Fund		Service Shares	Institutional Shares
Management Fees		0.10%	0.10%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.26%	1.01%
Administrative Service Fees		0.25%	none
All Other Expenses		1.01%	1.01%
Acquired Fund Fees and Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		1.78%	1.28%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.89%)	(0.89%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		0.89%	0.39%
[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.18% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth 40/60 Index Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	91	473	881	2,021
Institutional Shares	40	318	617	1,467

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.64% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchanged-traded funds ("Underlying Funds") that invest primarily in fixed income securities (the "Fixed Income Allocation") and approximately 40% of its total assets in Underlying Funds that invest primarily in equity securities (the "Equity Allocation").

Genworth Financial Wealth Management, Inc. (the "Advisor") will generally invest the Fund's assets in a portfolio of Underlying Funds (including exchange-traded funds or "ETFs") that utilize a "passive" or "indexing" investment approach in an attempt to approximate the investment performance of each Underlying Fund's benchmark index.

The Fixed Income Allocation will generally be invested in Underlying Funds that attempt to replicate the performance of certain broad fixed income market indexes that hold U.S. traded investment grade fixed income securities, such as the Barclays Capital U.S. Aggregate Bond Index or more narrow fixed income markets indexes, such as the U.S. Treasury Index.  Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of investment grade U.S. fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  Within the Fixed Income Allocation, the Advisor selects the Underlying Funds and the percentage allocation to be invested in specific Underlying Funds.  The Advisor may from time to time change the allocation of specific Underlying Funds or rebalance the Fixed Income Allocation.

The Equity Allocation will generally be invested in Underlying Funds that attempt to replicate the investment performance of certain equity market indexes, such as the S&P 500® Index or the Russell 2000® Index.  Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and growth stocks or value stocks.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes and then the Advisor selects a target allocation within each equity asset sub-class, the selection of which determines the percentage of the Fund's assets that will be allocated to each such Underlying Fund.  The Advisor reviews the target allocations among both asset sub-classes and Underlying Funds on a routine basis.  The Advisor may make changes to the allocation ranges from time to time as appropriate in order to achieve the Fund's investment objective.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	15% - 25%
U.S. Mid Capitalization	0% - 10%
U.S. Small Capitalization	0% - 10%
International Mid/Large Capitalization	0% - 10%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

Day-to-day market activity may cause the Fund's actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor's desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund's holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund's holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor's allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund's investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security's market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Value Investment Risk - The risk that an Underlying Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security's potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Underlying Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund's investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns:6.10% 3rd Quarter 2010 Worst Quarterly Returns:-2.65% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Genworth 40/60 Index Allocation Fund	1 Year	Since Inception	Inception Date
Service Shares	9.79%	9.76%	Dec 9, 2009
40/60 Blended Index (40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)	10.41%	9.86%	Dec 9, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.14%	Dec 9, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%	Dec 9, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth 40/60 Index Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	2,021
Annual Return 2010	rr_AnnualReturn2010	9.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.62%)
1 Year	rr_AverageAnnualReturnYear01	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth 40/60 Index Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,467
Genworth 40/60 Index Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth 40/60 Index Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth 40/60 Index Allocation Fund (the "Fund") seeks long-term capital appreciation and current income, with a greater emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.64%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchanged-traded funds ("Underlying Funds") that invest primarily in fixed income securities (the "Fixed Income Allocation") and approximately 40% of its total assets in Underlying Funds that invest primarily in equity securities (the "Equity Allocation").

Genworth Financial Wealth Management, Inc. (the "Advisor") will generally invest the Fund's assets in a portfolio of Underlying Funds (including exchange-traded funds or "ETFs") that utilize a "passive" or "indexing" investment approach in an attempt to approximate the investment performance of each Underlying Fund's benchmark index.

The Fixed Income Allocation will generally be invested in Underlying Funds that attempt to replicate the performance of certain broad fixed income market indexes that hold U.S. traded investment grade fixed income securities, such as the Barclays Capital U.S. Aggregate Bond Index or more narrow fixed income markets indexes, such as the U.S. Treasury Index.  Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of investment grade U.S. fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  Within the Fixed Income Allocation, the Advisor selects the Underlying Funds and the percentage allocation to be invested in specific Underlying Funds.  The Advisor may from time to time change the allocation of specific Underlying Funds or rebalance the Fixed Income Allocation.

The Equity Allocation will generally be invested in Underlying Funds that attempt to replicate the investment performance of certain equity market indexes, such as the S&P 500® Index or the Russell 2000® Index.  Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and growth stocks or value stocks.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes and then the Advisor selects a target allocation within each equity asset sub-class, the selection of which determines the percentage of the Fund's assets that will be allocated to each such Underlying Fund.  The Advisor reviews the target allocations among both asset sub-classes and Underlying Funds on a routine basis.  The Advisor may make changes to the allocation ranges from time to time as appropriate in order to achieve the Fund's investment objective.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	15% - 25%
U.S. Mid Capitalization	0% - 10%
U.S. Small Capitalization	0% - 10%
International Mid/Large Capitalization	0% - 10%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

Day-to-day market activity may cause the Fund's actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor's desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund's holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund's holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor's allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund's investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security's market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Value Investment Risk - The risk that an Underlying Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security's potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Underlying Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund's investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares. The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns:6.10% 3rd Quarter 2010 Worst Quarterly Returns:-2.65% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Genworth 40/60 Index Allocation Fund | 40/60 Blended Index (40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth 40/60 Index Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth 40/60 Index Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009

[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.18% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth 60/40 Index Allocation Fund
Investment Objective
Genworth 60/40 Index Allocation Fund (the "Fund") seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth 60/40 Index Allocation Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth 60/40 Index Allocation Fund		Service Shares	Institutional Shares
Management Fees		0.10%	0.10%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.26%	1.01%
Administrative Service Fees		0.25%	none
All Other Expenses		1.01%	1.01%
Acquired Fund Fees and Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses		1.79%	1.29%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.88%)	(0.88%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		0.91%	0.41%
[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.18% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth 60/40 Index Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	93	478	887	2,033
Institutional Shares	42	322	623	1,479

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 68.22% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchange-traded funds ("Underlying Funds") that invest primarily in equity securities (the "Equity Allocation") and approximately 40% of its total assets in Underlying Funds that invest primarily in fixed income securities (the "Fixed Income Allocation").

Genworth Financial Wealth Management, Inc. (the "Advisor") will generally invest the Fund's assets in a portfolio of Underlying Funds (including exchange-traded funds or "ETFs") that utilize a "passive" or "indexing" investment approach in an attempt to approximate the investment performance of each Underlying Fund's benchmark index.

The Fixed Income Allocation will generally be invested in Underlying Funds that attempt to replicate the performance of certain broad fixed income market indexes that hold U.S. traded investment grade fixed income securities, such as the Barclays Capital U.S. Aggregate Bond Index or more narrow fixed income markets indexes, such as the U.S. Treasury Index.  Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of investment grade U.S. fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  Within the Fixed Income Allocation, the Advisor selects the Underlying Funds and the percentage allocation to be invested in specific Underlying Funds.  The Advisor may from time to time change the allocation of specific Underlying Funds or rebalance the Fixed Income Allocation.

The Equity Allocation will generally be invested in Underlying Funds that attempt to replicate the investment performance of certain equity market indexes, such as the S&P 500® Index or the Russell 2000® Index.  Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and growth stocks or value stocks.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes and then the Advisor selects a target allocation within each equity asset sub-class, the selection of which determines the percentage of the Fund's assets that will be allocated to each such Underlying Fund.  The Advisor reviews the target allocations among both asset sub-classes and Underlying Funds on a routine basis.  The Advisor may make changes to the allocation ranges from time to time as appropriate in order to achieve the Fund's investment objective.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	25% - 35%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

Day-to-day market activity may cause the Fund's actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor's desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund's holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund's holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor's allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund's investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security's market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Value Investment Risk - The risk that an Underlying Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security's potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Underlying Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund's investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

 Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 8.13% 3rd Quarter 2010 Worst Quarterly Returns: -5.70% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Genworth 60/40 Index Allocation Fund	1 Year	Since Inception	Inception Date
Service Shares	11.69%	11.99%	Dec 9, 2009
60/40 Blended Index (60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)	12.13%	12.09%	Dec 9, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.14%	Dec 9, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%	Dec 9, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth 60/40 Index Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	2,033
Annual Return 2010	rr_AnnualReturn2010	11.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.70%)
1 Year	rr_AverageAnnualReturnYear01	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth 60/40 Index Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,479
Genworth 60/40 Index Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth 60/40 Index Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth 60/40 Index Allocation Fund (the "Fund") seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 68.22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.22%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchange-traded funds ("Underlying Funds") that invest primarily in equity securities (the "Equity Allocation") and approximately 40% of its total assets in Underlying Funds that invest primarily in fixed income securities (the "Fixed Income Allocation").

Genworth Financial Wealth Management, Inc. (the "Advisor") will generally invest the Fund's assets in a portfolio of Underlying Funds (including exchange-traded funds or "ETFs") that utilize a "passive" or "indexing" investment approach in an attempt to approximate the investment performance of each Underlying Fund's benchmark index.

The Fixed Income Allocation will generally be invested in Underlying Funds that attempt to replicate the performance of certain broad fixed income market indexes that hold U.S. traded investment grade fixed income securities, such as the Barclays Capital U.S. Aggregate Bond Index or more narrow fixed income markets indexes, such as the U.S. Treasury Index.  Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of investment grade U.S. fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  Within the Fixed Income Allocation, the Advisor selects the Underlying Funds and the percentage allocation to be invested in specific Underlying Funds.  The Advisor may from time to time change the allocation of specific Underlying Funds or rebalance the Fixed Income Allocation.

The Equity Allocation will generally be invested in Underlying Funds that attempt to replicate the investment performance of certain equity market indexes, such as the S&P 500® Index or the Russell 2000® Index.  Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and growth stocks or value stocks.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes and then the Advisor selects a target allocation within each equity asset sub-class, the selection of which determines the percentage of the Fund's assets that will be allocated to each such Underlying Fund.  The Advisor reviews the target allocations among both asset sub-classes and Underlying Funds on a routine basis.  The Advisor may make changes to the allocation ranges from time to time as appropriate in order to achieve the Fund's investment objective.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	25% - 35%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

Day-to-day market activity may cause the Fund's actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor's desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund's holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund's holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor's allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund's investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security's market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Value Investment Risk - The risk that an Underlying Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security's potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Underlying Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund's investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

 Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 8.13% 3rd Quarter 2010 Worst Quarterly Returns: -5.70% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Genworth 60/40 Index Allocation Fund | 60/40 Blended Index (60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth 60/40 Index Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth 60/40 Index Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009

[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.18% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth Moderate Allocation Fund
Investment Objective
Genworth Moderate Allocation Fund (the "Fund") seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Moderate Allocation Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth Moderate Allocation Fund		Service Shares	Institutional Shares
Management Fees		0.05%	0.05%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.27%	1.02%
Administrative Service Fees		0.25%	none
All Other Expenses		1.02%	1.02%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%
Total Annual Fund Operating Expenses		2.07%	1.57%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.93%)	(0.93%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.14%	0.64%
[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.14% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	116	559	1,028	2,326
Institutional Shares	65	404	767	1,788

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 16.88% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchange-traded funds ("Underlying Funds") that invest primarily in equity securities (the "Equity Allocation") and approximately 40% of its total assets in Underlying Funds that invest primarily in fixed income securities (the "Fixed Income Allocation").  Genworth Financial Wealth Management, Inc. (the "Advisor") determines the percentage allocations between asset classes, and selects the Underlying Funds within asset classes based on fundamental analysis of current economic and market conditions, and the Underlying Funds' investment strategies, risks and historical performance.

Some of the Underlying Funds selected by the Advisor will be actively managed, and others will be managed using a passive indexing approach that attempts to replicate the investment performance of a securities index representative of a market, market segment, industry sector, country or geographic region.  The Fund may also invest in Underlying Funds that use an enhanced indexing approach that emphasizes certain segments of the index (e.g., capitalization ranges, growth, or value) or performs security selection within the index to seek additional return.

Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of U.S. traded investment grade fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  The Advisor expects to allocate a substantial percentage of the Fixed Income Allocation to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.

Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and holdings related to a specific sector such as technology.  Each of the Underlying Funds may focus on growth stocks or value stocks or may include investments in derivatives such as options or futures contracts.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	25% - 35%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

The Advisor currently expects to invest a portion of the Equity Allocation in the following affiliated actively managed Underlying Funds:

Genworth Calamos Growth Fund
Genworth PYRAMIS® Small/Mid Cap Core Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund

The Advisor also expects to invest a portion of the Equity Allocation in the following affiliated enhanced index Underlying Funds:

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund

Up to 10% of the Fund's total assets may be invested in cash or cash equivalents.

The foregoing Underlying Funds may change from time to time in the Advisor's discretion.  The Fund will not necessarily invest in every Underlying Fund at one time.  The Advisor intends to invest primarily in affiliated Underlying Funds; in the event that the Advisor determines that certain investment risk parameters are not satisfied by allocating exclusively to affiliated actively managed Underlying Funds and affiliated enhanced index Underlying Funds, the Advisor may allocate up to 10% of the Fund's total assets to unaffiliated Underlying Funds (including unaffiliated exchange-traded funds) that utilize a passive index investment approach.

Day-to-day market activity may cause the Fund's actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor's desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund's holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund's holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor's allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund's investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security's market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Affiliated Funds Risk - In managing the Funds, the Advisor has authority to select and substitute Underlying Funds and expects to invest primarily in affiliated Underlying Funds.  The Advisor and its affiliates are compensated by the Fund and by the affiliated Underlying Funds for advisory and other services, and the fees payable to the Advisor and its affiliates by, and the overall expenses of, the affiliated Underlying Funds may be higher than the fees and expenses of other Underlying Funds.  Also, other funds with similar investment strategies may perform better or worse than the affiliated Underlying Funds.  As a result, the Advisor may be subject to conflicts of interest in allocating Fund assets among Underlying Funds and will seek to do so in a manner consistent with its fiduciary duty to the Fund and its shareholders.

Value Investment Risk - The risk that an Underlying Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security's potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Underlying Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund's investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -  These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 8.75% 3rd Quarter 2010 Worst Quarterly Returns: -6.14% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Genworth Moderate Allocation Fund	1 Year	Since Inception	Inception Date
Service Shares	12.25%	13.47%	Dec 9, 2009
60/40 Blended Index (60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)	12.13%	12.09%	Dec 9, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.14%	Dec 9, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%	Dec 9, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Moderate Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.02%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	1,028
10 Years	rr_ExpenseExampleYear10	2,326
Annual Return 2010	rr_AnnualReturn2010	12.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.14%)
1 Year	rr_AverageAnnualReturnYear01	12.25%
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Moderate Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.02%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	767
10 Years	rr_ExpenseExampleYear10	1,788
Genworth Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Moderate Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth Moderate Allocation Fund (the "Fund") seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 16.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.88%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchange-traded funds ("Underlying Funds") that invest primarily in equity securities (the "Equity Allocation") and approximately 40% of its total assets in Underlying Funds that invest primarily in fixed income securities (the "Fixed Income Allocation").  Genworth Financial Wealth Management, Inc. (the "Advisor") determines the percentage allocations between asset classes, and selects the Underlying Funds within asset classes based on fundamental analysis of current economic and market conditions, and the Underlying Funds' investment strategies, risks and historical performance.

Some of the Underlying Funds selected by the Advisor will be actively managed, and others will be managed using a passive indexing approach that attempts to replicate the investment performance of a securities index representative of a market, market segment, industry sector, country or geographic region.  The Fund may also invest in Underlying Funds that use an enhanced indexing approach that emphasizes certain segments of the index (e.g., capitalization ranges, growth, or value) or performs security selection within the index to seek additional return.

Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of U.S. traded investment grade fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  The Advisor expects to allocate a substantial percentage of the Fixed Income Allocation to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.

Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and holdings related to a specific sector such as technology.  Each of the Underlying Funds may focus on growth stocks or value stocks or may include investments in derivatives such as options or futures contracts.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	25% - 35%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

The Advisor currently expects to invest a portion of the Equity Allocation in the following affiliated actively managed Underlying Funds:

Genworth Calamos Growth Fund
Genworth PYRAMIS® Small/Mid Cap Core Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund

The Advisor also expects to invest a portion of the Equity Allocation in the following affiliated enhanced index Underlying Funds:

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund

Up to 10% of the Fund's total assets may be invested in cash or cash equivalents.

The foregoing Underlying Funds may change from time to time in the Advisor's discretion.  The Fund will not necessarily invest in every Underlying Fund at one time.  The Advisor intends to invest primarily in affiliated Underlying Funds; in the event that the Advisor determines that certain investment risk parameters are not satisfied by allocating exclusively to affiliated actively managed Underlying Funds and affiliated enhanced index Underlying Funds, the Advisor may allocate up to 10% of the Fund's total assets to unaffiliated Underlying Funds (including unaffiliated exchange-traded funds) that utilize a passive index investment approach.

Day-to-day market activity may cause the Fund's actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor's desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund's holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund's holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor's allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund's investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security's market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Affiliated Funds Risk - In managing the Funds, the Advisor has authority to select and substitute Underlying Funds and expects to invest primarily in affiliated Underlying Funds.  The Advisor and its affiliates are compensated by the Fund and by the affiliated Underlying Funds for advisory and other services, and the fees payable to the Advisor and its affiliates by, and the overall expenses of, the affiliated Underlying Funds may be higher than the fees and expenses of other Underlying Funds.  Also, other funds with similar investment strategies may perform better or worse than the affiliated Underlying Funds.  As a result, the Advisor may be subject to conflicts of interest in allocating Fund assets among Underlying Funds and will seek to do so in a manner consistent with its fiduciary duty to the Fund and its shareholders.

Value Investment Risk - The risk that an Underlying Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security's potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Underlying Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund's investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -  These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 8.75% 3rd Quarter 2010 Worst Quarterly Returns: -6.14% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Genworth Moderate Allocation Fund | 60/40 Blended Index (60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Moderate Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Moderate Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009

[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.14% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Genworth Growth Allocation Fund
Investment Objective
Genworth Growth Allocation Fund (the "Fund") seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Genworth Growth Allocation Fund (USD $)	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Genworth Growth Allocation Fund		Service Shares	Institutional Shares
Management Fees		0.05%	0.05%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.31%	1.06%
Administrative Service Fees		0.25%	none
All Other Expenses		1.06%	1.06%
Acquired Fund Fees and Expenses	[1]	0.51%	0.51%
Total Annual Fund Operating Expenses		2.12%	1.62%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.99%)	(0.99%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.13%	0.63%
[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.12% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Genworth Growth Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	115	568	1,048	2,373
Institutional Shares	64	414	788	1,838

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 21.65% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds and under normal circumstances invests approximately 70% of its total assets in other investment companies and exchange-traded funds ("Underlying Funds") that invest primarily in equity securities (the "Equity Allocation") and approximately 30% of its total assets in Underlying Funds that invest primarily in fixed income securities (the "Fixed Income Allocation").  Genworth Financial Wealth Management, Inc. (the "Advisor") determines the percentage allocations between asset classes, and selects the Underlying Funds within asset classes based on fundamental analysis of current economic and market conditions, and the Underlying Funds' investment strategies, risks and historical performance.

Some of the Underlying Funds selected by the Advisor will be actively managed, and others will be managed using a passive indexing approach that attempts to replicate the investment performance of a securities index representative of a market, market segment, industry sector, country or geographic region.  The Fund may also invest in Underlying Funds that use an enhanced indexing approach that emphasizes certain segments of the index (e.g., capitalization ranges, growth or value) or performs security selection within the index to seek additional return.

Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of U.S. traded investment grade fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  The Advisor expects to allocate a substantial percentage of the Fixed Income Allocation to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.

Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and holdings related to a specific sector such as technology.  Each of the Underlying Funds may focus on growth stocks or value stocks or may include investments in derivatives such as options or futures contracts.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes.  Listed in the table below are the current allocation ranges established by the Advisor:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	30% - 40%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

The Advisor currently expects to invest a portion of the Equity Allocation in the following affiliated actively managed Underlying Funds:

Genworth Calamos Growth Fund
Genworth PYRAMIS® Small/Mid Cap Core Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund

The Advisor also expects to invest a portion of the Equity Allocation in the following affiliated enhanced index Underlying Funds:

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund

Up to 10% of the Fund's total assets may be invested in cash or cash equivalents.  The foregoing Underlying Funds may change from time to time in the Advisor's discretion.  The Fund will not necessarily invest in every Underlying Fund at one time. The Advisor intends to invest primarily in affiliated Underlying Funds; in the event that the Advisor determines that certain investment risk parameters are not satisfied by allocating exclusively to affiliated actively managed Underlying Funds and affiliated enhanced index Underlying Funds, the Advisor may allocate up to 10% of the Fund's total assets to unaffiliated Underlying Funds (including unaffiliated exchange-traded funds) that utilize a passive index investment approach.

Day-to-day market activity may cause the Fund's actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor's desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund's holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund's holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor's allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund's investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security's market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Affiliated Funds Risk - In managing the Funds, the Advisor has authority to select and substitute Underlying Funds and expects to invest primarily in affiliated Underlying Funds.  The Advisor and its affiliates are compensated by the Fund and by the affiliated Underlying Funds for advisory and other services, and the fees payable to the Advisor and its affiliates by, and the overall expenses of, the affiliated Underlying Funds may be higher than the fees and expenses of other Underlying Funds.  Also, other funds with similar investment strategies may perform better or worse than the affiliated Underlying Funds.  As a result, the Advisor may be subject to conflicts of interest in allocating Fund assets among Underlying Funds and will seek to do so in a manner consistent with its fiduciary duty to the Fund and its shareholders.

Value Investment Risk - The risk that an Underlying Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security's potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Underlying Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund's investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -  These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 9.98% 3rd Quarter 2010 Worst Quarterly Returns: -7.59% 2nd Quarter 2010
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Genworth Growth Allocation Fund	1 Year	Since Inception	Inception Date
Service Shares	14.35%	16.22%	Dec 9, 2009
70/30 Blended Index (70% S&P 500 Index / 30% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)	12.92%	13.16%	Dec 9, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.14%	Dec 9, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%	Dec 9, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Genworth Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Genworth Growth Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	568
5 Years	rr_ExpenseExampleYear05	1,048
10 Years	rr_ExpenseExampleYear10	2,373
Annual Return 2010	rr_AnnualReturn2010	14.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.59%)
1 Year	rr_AverageAnnualReturnYear01	14.35%
Since Inception	rr_AverageAnnualReturnSinceInception	16.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Growth Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	788
10 Years	rr_ExpenseExampleYear10	1,838
Genworth Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Genworth Growth Allocation Fund (the "Fund") seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract ("variable contract") or qualified retirement plan ("qualified plan") account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.   During the most recent fiscal year, the Fund's portfolio turnover rate was 21.65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.65%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds and under normal circumstances invests approximately 70% of its total assets in other investment companies and exchange-traded funds ("Underlying Funds") that invest primarily in equity securities (the "Equity Allocation") and approximately 30% of its total assets in Underlying Funds that invest primarily in fixed income securities (the "Fixed Income Allocation").  Genworth Financial Wealth Management, Inc. (the "Advisor") determines the percentage allocations between asset classes, and selects the Underlying Funds within asset classes based on fundamental analysis of current economic and market conditions, and the Underlying Funds' investment strategies, risks and historical performance.

Some of the Underlying Funds selected by the Advisor will be actively managed, and others will be managed using a passive indexing approach that attempts to replicate the investment performance of a securities index representative of a market, market segment, industry sector, country or geographic region.  The Fund may also invest in Underlying Funds that use an enhanced indexing approach that emphasizes certain segments of the index (e.g., capitalization ranges, growth or value) or performs security selection within the index to seek additional return.

Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of U.S. traded investment grade fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  The Advisor expects to allocate a substantial percentage of the Fixed Income Allocation to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.

Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and holdings related to a specific sector such as technology.  Each of the Underlying Funds may focus on growth stocks or value stocks or may include investments in derivatives such as options or futures contracts.

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes.  Listed in the table below are the current allocation ranges established by the Advisor:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	30% - 40%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

The Advisor currently expects to invest a portion of the Equity Allocation in the following affiliated actively managed Underlying Funds:

Genworth Calamos Growth Fund
Genworth PYRAMIS® Small/Mid Cap Core Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund

The Advisor also expects to invest a portion of the Equity Allocation in the following affiliated enhanced index Underlying Funds:

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund

Up to 10% of the Fund's total assets may be invested in cash or cash equivalents.  The foregoing Underlying Funds may change from time to time in the Advisor's discretion.  The Fund will not necessarily invest in every Underlying Fund at one time. The Advisor intends to invest primarily in affiliated Underlying Funds; in the event that the Advisor determines that certain investment risk parameters are not satisfied by allocating exclusively to affiliated actively managed Underlying Funds and affiliated enhanced index Underlying Funds, the Advisor may allocate up to 10% of the Fund's total assets to unaffiliated Underlying Funds (including unaffiliated exchange-traded funds) that utilize a passive index investment approach.

Day-to-day market activity may cause the Fund's actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor's desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund's holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund's holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds' portfolios of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund's shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor's allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds' investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund's investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security's market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund's returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Affiliated Funds Risk - In managing the Funds, the Advisor has authority to select and substitute Underlying Funds and expects to invest primarily in affiliated Underlying Funds.  The Advisor and its affiliates are compensated by the Fund and by the affiliated Underlying Funds for advisory and other services, and the fees payable to the Advisor and its affiliates by, and the overall expenses of, the affiliated Underlying Funds may be higher than the fees and expenses of other Underlying Funds.  Also, other funds with similar investment strategies may perform better or worse than the affiliated Underlying Funds.  As a result, the Advisor may be subject to conflicts of interest in allocating Fund assets among Underlying Funds and will seek to do so in a manner consistent with its fiduciary duty to the Fund and its shareholders.

Value Investment Risk - The risk that an Underlying Fund's investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund's investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security's potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund's investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.  In addition, the Underlying Fund's investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund's investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund's investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -  These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Service Shares. The performance table shows how the Fund's returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Service Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect the fees and charges of your variable contract or qualified plan account. If these fees and charges had been reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarterly Returns: 9.98% 3rd Quarter 2010 Worst Quarterly Returns: -7.59% 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Genworth Growth Allocation Fund | 70/30 Blended Index (70% S&P 500 Index / 30% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception	13.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Growth Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Genworth Growth Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009

[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies ("Acquired Funds"). The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the "Financial Highlights" section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.12% of average daily net assets of the Fund. This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011